Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Current assets:
Cash and cash equivalents	$ 2,252,338	$ 497,993
Accounts receivable, net	448,500	266,379
Contract costs		440,330
Prepayment	1,863,444	3,347,677
Deposits and other current assets, net	6,181,371	51,083
Total current assets	10,745,653	4,603,462
Non-current assets:
Property and equipment, net	334,243	22,297
Intangible assets, net	4,804	14,206
Prepayment		1,179,873
Operating lease right-of-use assets, net	133,048	154,254
Total non-current assets	472,095	1,370,630
TOTAL ASSETS	11,217,748	5,974,092
Current liabilities:
Accounts payable	92,907
Contract liabilities	42,771	1,673
Operating lease liabilities, current	60,575	154,254
Income tax payable	167,862	152,740
Total current liabilities	729,246	688,134
Non-current liabilities:
Operating lease liabilities, non-current	71,910
Total non-current liabilities	71,910
TOTAL LIABILITIES	801,156	688,134
SHAREHOLDERS’ EQUITY
Class B Ordinary shares (US$0.0001 par value per share; 10,000,000 and Nil shares authorized as of September 30, 2025 and 2024; 8,254,500 and Nil shares issued and outstanding as of September 30, 2025 and 2024, respectively)		1,721
Additional paid in capital	14,931,956	7,804,868
Accumulated deficits	(4,512,119)	(2,513,747)
Accumulated other comprehensive loss	(8,966)	(6,884)
Total Shareholders’ Equity	10,416,592	5,285,958
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	11,217,748	5,974,092
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Class B Ordinary shares (US$0.0001 par value per share; 10,000,000 and Nil shares authorized as of September 30, 2025 and 2024; 8,254,500 and Nil shares issued and outstanding as of September 30, 2025 and 2024, respectively)	4,896
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Class B Ordinary shares (US$0.0001 par value per share; 10,000,000 and Nil shares authorized as of September 30, 2025 and 2024; 8,254,500 and Nil shares issued and outstanding as of September 30, 2025 and 2024, respectively)	825
Shareholders [Member]
Current liabilities:
Due to shareholders	31,199	14,649
Nonrelated Party [Member]
Current liabilities:
Accrued liabilities and other payables	333,932	344,031
Related Party [Member]
Current liabilities:
Accrued liabilities and other payables		$ 20,787